Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
2/28/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.42% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.4%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$500,000	$538,005
5.00%, 10/1/32	A+/F	1,000,000	1,078,587

			1,616,592
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	500,000	484,763

			484,763
California (0.9%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	1,400,000	1,198,439

			1,198,439
Colorado (0.9%)
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	400,000	448,154
5.00%, 11/15/37	Aa3	275,000	295,246
5.00%, 11/15/36	Aa3	425,000	458,869

			1,202,269
Delaware (2.3%)
DE River & Bay Auth. Rev. Bonds
5.00%, 1/1/40	A1	1,865,000	2,030,681
5.00%, 1/1/38	A1	410,000	451,748
5.00%, 1/1/35	A1	400,000	460,636

			2,943,065
Guam (2.1%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	630,000	656,158
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,400,000	1,249,473
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	450,000	461,943
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B. Won Pat Intl. Arpt. Auth.), Ser. A, 5.25%, 10/1/35(FWC)	Baa2	265,000	264,818

			2,632,392
Missouri (1.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 4.00%, 3/1/45	A2	1,520,000	1,375,524

			1,375,524
New Jersey (76.1%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	AA	1,000,000	1,034,403
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,047,920
Atlantic Cnty., Impt. Auth. Lease Rev. Bonds, (Stockton U.), AGM
4.00%, 7/1/53	AA	600,000	540,784
4.00%, 7/1/47	AA	750,000	686,571
Camden Cnty., 144A Rev. Bonds, (Camden Prep, Inc.), 5.00%, 7/15/42	BBB-	1,180,000	1,183,616
Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds, (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35	A3	250,000	251,275
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	1,000,000	1,041,578
Essex Cnty., Impt. Auth. Rev. Bonds, (Friends of TEAM Academy Charter School Oblig. Group), 4.00%, 6/15/56	BBB	1,500,000	1,222,764
Essex Cnty., Impt. Auth. 144A Rev. Bonds, (North Star Academy Charter School of Newark, Inc.), 4.00%, 7/15/40	BBB-	825,000	739,209
Garden State Preservation Trust Rev. Bonds, Ser. B, AGM, zero %, 11/1/24	AA	5,000,000	4,722,219
Hudson Cnty., Impt. Auth. Rev. Bonds, 3.00%, 10/1/35	AA	3,500,000	3,193,227
Hudson Cnty., Impt. Auth. Solid Waste Rev. Bonds, 4.00%, 1/1/35	AA	800,000	815,724
Monmouth Cnty., Impt. Auth. Rev. Bonds, Ser. B, 4.00%, 12/1/37	Aaa	1,500,000	1,529,671
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds, (RWJ Barnabas Hlth. Oblig. Group), 3.00%, 7/1/51	Aa3	1,750,000	1,265,930
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A
4.00%, 6/1/31	A2	3,000,000	3,240,698
3.00%, 6/1/32	A2	2,000,000	1,877,384
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	950,000	964,390
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	800,000	800,653
(Portal North Bridge), 5.25%, 11/1/42	A3	1,350,000	1,442,868
Ser. WW, 5.25%, 6/15/32 (Prerefunded 6/15/25)	A3	1,000,000	1,045,635
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,001,207
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,805,566
Ser. AAA, 5.00%, 6/15/36	A3	550,000	570,914
Ser. DDD, 5.00%, 6/15/35 (Prerefunded 6/15/27)	A3	1,800,000	1,956,838
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	B1	750,000	734,870
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A	1,250,000	1,323,425
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	A3	1,000,000	1,053,059
Ser. B, 5.00%, 11/1/26	A3	3,000,000	3,166,872
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	801,057
Ser. MMM, 4.00%, 6/15/36	A3	1,500,000	1,500,097
Ser. MMM, 4.00%, 6/15/35	A3	1,000,000	1,008,650
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,000,316
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB-	1,000,000	961,543
5.00%, 7/1/38	BBB-	300,000	301,761
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,750,000	1,762,739
NJ State Edl. Fac. Auth. Rev. Bonds
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	BBB+	1,200,000	1,250,155
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	522,524
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/33	AA	225,000	253,126
(William Paterson U. of NJ (The)), Ser. C, AGM, 5.00%, 7/1/32	AA	175,000	197,302
5.00%, 7/1/30	A	607,000	631,441
Ser. A, 4.00%, 7/1/50	BBB+	3,000,000	2,609,201
(Seton Hall U.), Ser. C, AGM, 4.00%, 7/1/50	AA	250,000	228,669
(William Paterson U. of NJ (The)), Ser. C, AGM, 4.00%, 7/1/38	AA	265,000	260,495
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/40	AA	275,000	228,856
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/35	AA	200,000	187,356
(William Paterson U. of NJ (The)), Ser. C, AGM, 3.00%, 7/1/34	AA	125,000	120,146
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	Aa3	2,000,000	2,052,030
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,017,488
(St. Joseph's Hlth. Care Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	1,947,445
(Princeton Hlth. Care Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,037,991
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	851,788
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	25,000	25,017
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	Aa3	500,000	479,539
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/38	A	1,000,000	975,239
(Valley Hlth. Syst. Obligated Group), 4.00%, 7/1/36	A	1,000,000	983,478
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 3.10%, 7/1/36	VMIG 1	2,200,000	2,200,000
(Virtua Hlth.), Ser. C, 1.60%, 7/1/43	A-1	3,265,000	3,265,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, (Single Family Hsg.), Ser. A, 4.50%, 10/1/48	Aa2	775,000	780,040
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	AA-	1,000,000	1,050,582
Ser. B, 5.00%, 1/1/40	AA-	1,000,000	1,052,211
Ser. G, 5.00%, 1/1/37	AA-	500,000	531,608
Ser. A, 5.00%, 1/1/35	AA-	1,000,000	1,048,021
Ser. E, 5.00%, 1/1/34	AA-	1,250,000	1,291,824
Ser. E, 5.00%, 1/1/33	AA-	200,000	218,330
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. CC, 5.50%, 6/15/50	A3	500,000	537,284
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A3	2,000,000	2,040,500
Ser. A, 5.00%, 12/15/34	A3	1,000,000	1,068,442
Ser. A, 5.00%, 12/15/33	A3	1,235,000	1,329,828
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	741,736
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	1,009,851
Ser. A, 4.00%, 12/15/39	A3	1,000,000	966,229
(Trans. Syst.), Ser. A, zero %, 12/15/33	A3	2,500,000	1,598,330
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	858,209
zero %, 12/15/26	Aa3	1,000,000	882,140
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.25%, 7/1/43(FWC)	BBB-	670,000	677,866
Rutgers State U. Rev. Bonds, Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,046,603
Salem Cnty., Impt. Auth. Rev. Bonds, (Stand Up for Salem, Inc.), AGM
4.00%, 8/15/48	AA	400,000	362,927
4.00%, 8/15/42	AA	350,000	323,517
4.00%, 8/15/37	AA	525,000	500,295
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.25%, 11/1/52	BBB+	2,500,000	2,569,646
5.00%, 11/1/45	BBB+	950,000	971,309
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,158,820
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB-	1,000,000	990,022
Ser. A, 5.00%, 6/1/36	A-	1,500,000	1,573,875
Union Twp., Union Cnty., G.O. Bonds, 2.00%, 1/15/32	AA+	1,120,000	952,507

			97,052,271
New York (10.2%)
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	2,000,000	1,981,539
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	5,120,489
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,015,177
Ser. 217, 5.00%, 11/1/44	Aa3	2,000,000	2,138,724
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,022,209
Ser. 207, 5.00%, 9/15/32	Aa3	550,000	583,484
Ser. 207, 5.00%, 9/15/30	Aa3	1,150,000	1,223,525

			13,085,147
Ohio (1.2%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/30(FWC)	A	845,000	841,202
4.00%, 7/1/28(FWC)	A	705,000	704,485

			1,545,687
Pennsylvania (1.7%)
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. A
5.00%, 1/1/39	A1	750,000	805,816
5.00%, 1/1/38	A1	750,000	809,221
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	525,105

			2,140,142
Texas (0.9%)
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	1,100,000	1,183,540

			1,183,540
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	330,000	340,899

			340,899

Total municipal bonds and notes (cost $130,995,644)			$126,800,730

SHORT-TERM INVESTMENTS (1.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	2,460,269	$2,460,269

Total short-term investments (cost $2,460,269)		$2,460,269
TOTAL INVESTMENTS

Total investments (cost $133,455,913)		$129,260,999

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $127,590,088.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
	Short-term investments
	Putnam Short Term Investment Fund*	$3,297,661	$25,078,030	$25,915,422	$41,484	$2,460,269

	Total Short-term investments	$3,297,661	$25,078,030	$25,915,422	$41,484	$2,460,269
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	24.7%
	State debt	17.7
	Education	15.8
	Health care	15.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$126,800,730	$—
Short-term investments	—	2,460,269	—

Totals by level	$—	$129,260,999	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com